UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___  ; Amendment Number: _____
This Amendment (Check only one.)   ___ is a restatement.
                                   ___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Eastbourne Capital Management, L.L.C.
Address:  1101 Fifth Avenue, Suite 160
          San Rafael, CA  94901

Form 13F File Number:    28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Sippel, Esq.
Title:    Chief Operating Officer
Phone:    415-448-1200

Signature, Place and Date of Signing:

     Eric M. Sippel      San Rafael, CA           August 10, 2006

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          37

Form 13F Information Table Value Total:      3,051,685


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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
NAME OF ISSUER                TITLE   CUSIP      VALUE      SHARES         INV.  OTH  VOTING
                              OF                 X1000                     DISC  ER   AUTH
                              CLASS                                        .     MGR


3Com Corporation              COMM    885535104  444        86,625      SH SOLE       86,625
Activision, Inc               COMM    004930202  19725      1,733,270   SH SOLE       1,733,270
AMN Healthcare Services, Inc. COMM    001744101  85919      4,232,453   SH SOLE       4,232,453
Amylin Pharmaceuticals, Inc.  COMM    032346108  914590     18,525,217  SH SOLE       18,525,217
Arqule Inc.                   COMM    04269E107  23662      4,195,406   SH SOLE       4,195,406
Atherogenetics, Inc.          COMM    047439104  44789      3,432,100   SH SOLE       3,432,100
AutoImmune Inc.               COMM    052776101  1293       1,042,800   SH SOLE       1,042,800
Berkshire Hathaway Inc. Class COMM    084670207  21073      6,925       SH SOLE       6,925
B
Biosite Inc.                  COMM    090945106  24414      534,683     SH SOLE       534,683
ConocoPhillips                COMM    20825C104  39318      600,000     SH SOLE       600,000
Cross Country Healthcare,     COMM    227483104  39374      2,164,594   SH SOLE       2,164,594
Inc.
Campbell Soup                 COMM    134429109  113742     3,065,000   SH SOLE       3,065,000
Devon Energy Corporation      COMM    25179M103  12052      199,496     SH SOLE       199,496
El Paso Corp                  COMM    28336L109  316355     21,090,300  SH SOLE       21,090,300
Genesis Microchip Inc.        COMM    37184C103  61268      5,300,000   SH SOLE       5,300,000
Hanover Compressor            COMM    410768105  83821      4,463,300   SH SOLE       4,463,300
i2 Technologies, Inc.         COMM    465754208   84        6,592       SH SOLE       6,592
IROBOT Corp.                  COMM    462726100  4862       195,400     SH SOLE       195,400
MIPS Technologies Inc.        COMM    604567107  7013       1,155,376   SH SOLE       1,155,376
M-Systems Flash Disk Pioneer  COMM    M7061C100  106887     3,607,391   SH SOLE       3,607,391
National Semiconductor Corp   COMM    637640103  2806       117,644     SH SOLE       117,644
Nektar Therapeutics           COMM    640268108  6715       366,121     SH SOLE       366,121
Neose Technologies            COMM    640522108  18566      4,584,132   SH SOLE       4,584,132
New York Times Class A        COMM    650111107  13497      550,000     SH SOLE       550,000
Pain Therapeutics, Inc.       COMM    69562K100  71724      8,589,674   SH SOLE       8,589,674
Palm, Inc                     COMM    696643105  207        12,848      SH SOLE       12,848
PYR Energy Corporation        COMM    693677106  3816       3,634,000   SH SOLE       3,634,000
Seagate Technology            COMM    G7945J104  251915     11,127,000  SH SOLE       11,127,000
Solexa Inc.                   COMM    83420X105  3735       439,419     SH SOLE       439,419
Synopsys, Inc.                COMM    871607107  1557       82,952      SH SOLE       82,952
Talisman Energy Inc.          COMM    87425E103  290203     16,602,000  SH SOLE       16,602,000
Telik, Inc.                   COMM    87959M109  184398     11,175,618  SH SOLE       11,175,618
Union Pacific                 COMM    907818108  116200     1,250,000   SH SOLE       1,250,000
VIVUS, Inc.                   COMM    928551100   40        10,300      SH SOLE       10,300
World Fuel Services Corp.     COMM    981475106  63404      1,387,700   SH SOLE       1,387,700
XM Satellite Radio Holdings-  COMM    983759101  87900      6,000,000   SH SOLE       6,000,000
Class A
Zymogenetics Inc.             COMM    98985T109  14322      755,000     SH SOLE       755,000

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